Appendix 2 Additional Information Circular No. 715 OF February 3, 2012	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES.
Appendix 2 Additional Information No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION CIRCULAR No. 715 OF FEBRUARY 3, 2012

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification

-Trade and other receivables by maturity:

	As of December 31, 2025
	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
Trade and Other Receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, gross	1,083,880	37,856	14,688	9,943	10,941	6,485	6,716	5,123	6,926	165,114	1,347,672	994,594
Allowance for impairment	(4,788)	(944)	(2,748)	(3,285)	(3,204)	(3,418)	(3,474)	(3,288)	(4,487)	(85,946)	(115,582)	(1,764)
Lease receivables, gross	21,604	—	—	—	—	—	—	—	—	—	21,604	110,250
Allowance for impairment	(529)	—	—	—	—	—	—	—	—	—	(529)	(2,517)
Other receivables, gross	133,076	—	—	—	—	—	—	—	—	13,957	147,033	4,821
Allowance for impairment	—	—	—	—	—	—	—	—	—	(13,957)	(13,957)	—
Total	1,233,243	36,912	11,940	6,658	7,737	3,067	3,242	1,835	2,439	79,168	1,386,241	1,105,384

	As of December 31, 2024
	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
Trade and Other Receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, gross	1,279,539	30,614	11,893	7,651	5,539	8,255	5,522	4,029	3,336	151,536	1,507,914	1,068,931
Allowance for impairment	(8,239)	(544)	(1,708)	(1,807)	(1,695)	(1,955)	(2,191)	(2,864)	(2,498)	(59,706)	(83,207)	(1,733)
Lease receivables, gross	18,462	—	—	—	—	—	—	—	—	—	18,462	92,446
Allowance for impairment	(165)	—	—	—	—	—	—	—	—	—	(165)	(1,123)
Other receivables, gross	52,254	—	—	—	—	—	—	—	—	12,699	64,953	4,849
Allowance for impairment	—	—	—	—	—	—	—	—	—	(12,699)	(12,699)	—
Total	1,341,851	30,070	10,185	5,844	3,844	6,300	3,331	1,165	838	91,830	1,495,258	1,163,370

	As of January 01, 2024
	Current Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total Current	Total Non- Current
Trade and Other Receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, gross	1,291,426	23,601	15,037	9,868	7,966	7,991	7,075	6,191	7,245	251,324	1,627,724	883,872
Allowance for impairment	(23,364)	(426)	(1,244)	(1,729)	(1,857)	(2,327)	(2,705)	(3,685)	(3,487)	(34,281)	(75,105)	(13,770)
Lease receivables, gross	23,663	—	—	—	—	—	—	—	—	—	23,663	157,293
Allowance for impairment	(160)	—	—	—	—	—	—	—	—	—	(160)	(1,109)
Other receivables, gross	76,160	—	—	—	—	—	—	—	—	13,083	89,243	3,993
Allowance for impairment	—	—	—	—	—	—	—	—	—	(13,032)	(13,032)	—
Total	1,367,725	23,175	13,793	8,139	6,109	5,664	4,370	2,506	3,758	217,094	1,652,333	1,030,279

-By type of portfolio:

	December 31, 2025						December 31, 2024						January 01, 2024
	Portfolio with no renegotiated terms		Portfolio with renegotiated terms		Total Gross Portfolio		Portfolio with no renegotiated terms		Portfolio with renegotiated terms		Total Gross Portfolio		Portfolio with no renegotiated terms		Portfolio with renegotiated terms		Total Gross Portfolio
		Gross		Gross		Gross		Gross		Gross		Gross		Gross		Gross		Gross
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$
Up-to-date	1,432,920	1,044,899	135,777	1,033,575	1,568,697	2,078,474	1,425,035	1,247,526	157,411	1,100,944	1,582,446	2,348,470	1,452,955	1,229,582	38,745	945,716	1,491,700	2,175,298
1 to 30 days	70,242	36,808	131,722	1,048	201,964	37,856	30,443	29,639	4,343	975	34,786	30,614	16,209	22,089	1,025	1,512	17,234	23,601
31 to 60 days	47,323	14,261	36,087	427	83,410	14,688	1,920	11,421	143	472	2,063	11,893	32,830	14,210	1,425	827	34,255	15,037
61 to 90 days	10,626	9,595	9,716	348	20,342	9,943	874	7,272	206	379	1,080	7,651	42,021	9,368	1,729	500	43,750	9,868
91 to 120 days	4,564	10,679	5,252	262	9,816	10,941	24,411	5,257	4,834	282	29,245	5,539	34,200	7,582	1,502	384	35,702	7,966
121 to 150 days	3,262	6,252	4,564	233	7,826	6,485	35,598	8,046	7,463	209	43,061	8,255	32,473	7,674	1,246	317	33,719	7,991
151 to 180 days	2,093	6,498	3,555	218	5,648	6,716	271	5,313	7	209	278	5,522	287	6,783	856	292	1,143	7,075
181 to 210 days	1,921	4,914	2,665	209	4,586	5,123	29,006	3,832	6,326	197	35,332	4,029	608	5,960	953	231	1,561	6,191
211 to 250 days	1,430	6,691	3,044	235	4,474	6,926	39,502	3,123	6,062	213	45,564	3,336	1,617	6,924	917	321	2,534	7,245
More than 251 days	268,570	160,015	54,401	5,099	322,971	165,114	290,284	147,844	123,928	3,692	414,212	151,536	469,681	248,499	152,571	2,825	622,252	251,324
Total	1,842,951	1,300,612	386,783	1,041,654	2,229,734	2,342,266	1,877,344	1,469,273	310,723	1,107,572	2,188,067	2,576,845	2,082,881	1,558,671	200,969	952,925	2,283,850	2,511,596

b)	Portfolio in default and in legal collection process

	As of December 31,
	2025		2024
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	clients	ThUS$	clients	ThUS$
Notes receivable in default	5	—	—	—
Notes receivable in legal collection process (*)	914	3,753	1,536	7,107
Total	919	3,753	1,536	7,107

(*)Legal collections are included in the portfolio past due.

c)	Allowances and write-offs

	As of December 31,
	12-31-2025	12-31-2024
	ThUS$	ThUS$
Allowance for portfolio with no renegotiated terms	30,514	13,631
Allowance for portfolio with renegotiated terms	6,273	4,516
Recoveries for the period	—	(1)
Total	36,787	18,146

d)	Number and value of transactions

	12-31-2025		12-31-2024
	Total detail by type of transaction	Total detail by type of operation	Total detail by type of transaction	Total detail by type of operation
Number and Amount of Transactions	Last Quarter	Year-to-date	Last Quarter	Year-to-date
Allowance for impairment and recoveries:
Number of Transactions	13,639	29,515	4,950	139,703
Amount of transactions	9,763	36,787	3,188	18,146

APPENDIX 2.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES:

This appendix forms an integral part of these consolidated financial statements.

a)	Portfolio stratification
-	Trade receivables detailed by aging:

	12-31-2025
Trade receivables	Current balances portfolio	1-30 days past due	31-60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	More than 365 days past due	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, Generation and Transmission	374,402	5,129	3,213	27	3,460	26	453	13	14	5,691	45,917	438,345	2
- Large customers	374,402	5,129	3,213	27	3,460	26	453	13	14	5,691	45,917	438,345	2
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	-
- Other	—	—	—	—	—	—	—	—	—	—	—	—	-
Allowance for impairment	(783)	(168)	(117)	(1)	(119)	—	(3)	—	—	(207)	(2,823)	(4,221)	(2)

Unbilled services	329,784	—	—	—	—	—	—	—	—	—	—	329,784	-
Billed services	44,618	5,129	3,213	27	3,460	26	453	13	14	5,691	45,917	108,561	2

Trade receivables, Distribution	709,478	32,727	11,475	9,916	7,481	6,459	6,263	5,110	6,912	16,322	97,184	909,327	994,592
- Mass-market customers	636,909	21,869	8,040	7,124	5,567	5,898	5,174	3,958	5,423	14,517	78,538	793,017	994,231
- Large customers	60,215	6,978	2,065	1,543	1,313	293	823	175	873	1,050	9,910	85,238	110
- Institutional customers	12,354	3,880	1,370	1,249	601	268	266	977	616	755	8,736	31,072	251
Allowance for impairment	(4,005)	(776)	(2,631)	(3,284)	(3,085)	(3,418)	(3,471)	(3,288)	(4,487)	(11,524)	(71,392)	(111,361)	(1,761)

Unbilled services	317,537	—	—	—	—	—	—	—	—	—	—	317,537	980,585
Billed services	391,941	32,727	11,475	9,916	7,481	6,459	6,263	5,110	6,912	16,322	97,184	591,790	14,007
Total trade receivables, gross	1,083,880	37,856	14,688	9,943	10,941	6,485	6,716	5,123	6,926	22,013	143,101	1,347,672	994,594
Total Allowance for impairment	(4,788)	(944)	(2,748)	(3,285)	(3,204)	(3,418)	(3,474)	(3,288)	(4,487)	(11,731)	(74,215)	(115,582)	(1,764)
Total trade receivables, net	1,079,092	36,912	11,940	6,658	7,737	3,067	3,242	1,835	2,439	10,282	68,886	1,232,090	992,830

	12-31-2024
Trade receivables	Current balances portfolio	1-30 days past due	31-60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	More than 365 days past due	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, Generation and Transmission	715,609	5,465	549	412	13	3,347	309	57	136	464	67,881	794,242	6,022
- Large customers	715,609	5,465	549	412	13	3,347	309	57	136	464	67,881	794,242	6,022
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—	—
Allowance for impairment	(1,941)	(165)	(15)	(13)	—	(107)	(9)	(2)	(4)	(10)	(2,114)	(4,380)	(7)

Unbilled services	685,200	—	—	—	—	—	—	—	—	—	—	685,200	—
Billed services	30,409	5,465	549	412	13	3,347	309	57	136	464	67,881	109,042	6,022

Trade receivables, Distribution	563,931	25,151	11,343	7,240	5,525	4,907	5,213	3,973	3,200	12,830	70,359	713,672	1,062,909
- Mass-market customers	520,590	19,095	8,385	6,206	4,811	4,591	4,936	3,686	2,904	9,225	55,506	639,935	1,062,511
- Large customers	29,879	3,504	1,406	433	391	47	76	93	89	3,336	4,864	44,118	202
- Institutional customers	13,462	2,552	1,552	601	323	269	201	194	207	269	9,989	29,619	196
Allowance for impairment	(6,298)	(379)	(1,693)	(1,794)	(1,695)	(1,848)	(2,182)	(2,863)	(2,494)	(8,203)	(49,379)	(78,828)	(1,726)

Unbilled services	490,243	—	—	—	—	—	—	—	—	—	—	490,243	963,605
Billed services	73,688	25,150	11,343	7,240	5,525	4,907	5,213	3,973	3,201	12,830	70,359	223,429	18,374
Total trade receivables, gross	1,279,540	30,616	11,892	7,652	5,538	8,254	5,522	4,030	3,336	13,294	138,240	1,507,914	1,068,931
Total Allowance for impairment	(8,239)	(544)	(1,708)	(1,807)	(1,695)	(1,955)	(2,191)	(2,865)	(2,498)	(8,213)	(51,493)	(83,208)	(1,733)
Total trade receivables, net	1,271,301	30,072	10,184	5,845	3,843	6,299	3,331	1,165	838	5,081	86,747	1,424,706	1,067,198

	01-01-2024
Trade receivables	Current balances portfolio	1-30 days past due	31-60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	More than 365 days past due	Total Current	Total Non- Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Thousands of U.S. dollars - ThUS$	847,772	1,468	472	223	800	498	—	20	1,712	9,152	119,440	981,557	2,548
- Large customers	847,525	1,468	472	223	800	498	—	20	1,712	9,152	118,981	980,851	2,548
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Other	247	—	—	—	—	—	—	—	—	—	459	706	—
Allowance for impairment	(3,569)	(6)	(2)	(1)	(3)	(2)	—	—	(7)	(93)	(2,181)	(5,864)	(6)

Unbilled services	831,240	—	—	—	—	—	—	—	—	—	—	831,240	2,548
Billed services	16,532	1,468	472	223	800	498	—	20	1,712	9,152	119,440	150,317	—

Unbilled services	443,654	22,133	14,565	9,646	7,166	7,492	7,075	6,171	5,533	13,980	108,752	646,167	881,324
- Mass-market customers	403,889	15,513	9,886	7,737	6,074	6,031	6,191	4,851	4,655	11,541	85,590	561,958	875,471
- Large customers	23,779	3,911	2,026	665	530	365	73	163	90	547	9,008	41,157	4,008
Unbilled services	15,986	2,709	2,653	1,244	562	1,096	811	1,157	788	1,892	14,154	43,052	1,845
Billed services	(19,795)	(420)	(1,242)	(1,728)	(1,854)	(2,325)	(2,705)	(3,684)	(3,480)	(8,565)	(23,443)	(69,241)	(13,764)

- Institutional customers	377,593	—	—	—	—	—	—	—	—	—	—	377,593	848,767
Allowance for impairment	66,061	22,133	14,564	9,646	7,167	7,493	7,075	6,171	5,533	13,980	108,751	268,574	32,558
Total trade receivables, gross	1,291,426	23,601	15,037	9,869	7,966	7,990	7,075	6,191	7,245	23,132	228,192	1,627,724	883,872
Total Allowance for impairment	(23,364)	(426)	(1,244)	(1,729)	(1,857)	(2,327)	(2,705)	(3,684)	(3,487)	(8,658)	(25,624)	(75,105)	(13,770)
Billed services	1,268,062	23,175	13,793	8,140	6,109	5,663	4,370	2,507	3,758	14,474	202,568	1,552,619	870,102

Because not all of the Company’s commercial databases in the Group’s different consolidated entities distinguish whether the final electricity service consumer is an individual or legal entity, the main management segmentation used by all consolidated entities to monitor and follow up on trade receivables is the following:

- Mass-market Customers
- Large Customers - Institutional Customers

-	By type of portfolio:

	12-31-2025
Type of Portfolio	Current balances Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total current	Total non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Portfolio with no renegotiated terms	374,402	5,129	3,213	27	3,460	26	453	13	14	51,608	438,345	2
- Large customers	374,402	5,129	3,213	27	3,460	26	453	13	14	51,608	438,345	2
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
Portfolio with renegotiated terms	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Portfolio with no renegotiated terms	675,557	31,679	11,048	9,568	7,219	6,226	6,045	4,901	6,677	108,407	867,327	—
- Mass-market customers	604,695	20,846	7,621	6,777	5,305	5,666	4,956	3,750	5,188	88,344	753,148	—
- Large customers	59,498	6,954	2,058	1,543	1,313	293	823	175	873	10,960	84,490	—
- Institutional customers	11,364	3,879	1,369	1,248	601	267	266	976	616	9,103	29,689	—
Portfolio with renegotiated terms	33,921	1,048	427	348	262	233	218	209	235	5,099	42,000	994,592
- Mass-market customers	32,213	1,022	419	347	261	233	218	209	235	4,710	39,867	994,231
- Large customers	718	24	7	—	—	—	—	—	—	—	749	110
- Institutional customers	990	2	1	1	1	-	-	-	-	389	1,384	251
Total gross portfolio	1,083,880	37,856	14,688	9,943	10,941	6,485	6,716	5,123	6,926	165,114	1,347,672	994,594

	12-31-2024
Type of Portfolio	Current balances Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total current	Total non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Portfolio with no renegotiated terms	715,609	5,465	549	412	13	3,347	309	57	136	68,345	794,242	6,022
- Large customers	715,609	5,465	549	412	13	3,347	309	57	136	68,345	794,242	6,022
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
Portfolio with renegotiated terms	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Portfolio with no renegotiated terms	525,063	24,175	10,871	6,860	5,243	4,699	5,004	3,776	2,987	79,498	668,176	832
- Mass-market customers	483,715	18,158	7,928	5,859	4,552	4,395	4,727	3,489	2,691	61,381	596,895	832
- Large customers	29,300	3,472	1,392	423	391	43	76	93	89	8,198	43,477	—
- Institutional customers	12,048	2,545	1,551	578	300	261	201	194	207	9,919	27,804	—
Portfolio with renegotiated terms	38,868	976	472	380	282	208	209	197	213	3,691	45,496	1,062,077
- Mass-market customers	36,875	937	458	347	259	196	209	197	213	3,350	43,041	1,061,679
- Large customers	579	31	13	10	—	5	—	—	—	2	640	202
- Institutional customers	1,414	8	1	23	23	7	—	—	—	339	1,815	196
Total gross portfolio	1,279,540	30,616	11,892	7,652	5,538	8,254	5,522	4,030	3,336	151,534	1,507,914	1,068,931

	01-01-2024
Type of Portfolio	Current balances Portfolio	1 - 30 days past due	31 - 60 days past due	61 - 90 days past due	91 - 120 days past due	121 - 150 days past due	151 - 180 days past due	181 - 210 days past due	211 - 250 days past due	More than 251 days past due	Total current	Total non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Portfolio with no renegotiated terms	847,771	1,468	471	223	799	496	1	21	1,711	128,592	981,553	2,548
- Large customers	847,524	1,468	471	223	799	496	1	21	1,711	128,133	980,847	2,548
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	247	—	—	—	—	—	—	—	—	459	706	—
Portfolio with renegotiated terms	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Portfolio with no renegotiated terms	378,148	20,620	13,738	9,146	6,782	7,177	6,783	5,940	5,213	119,907	573,454	1,116
- Mass-market customers	343,665	14,498	9,230	7,238	5,694	5,719	5,901	4,621	4,335	94,688	495,589	966
- Large customers	22,285	3,897	2,014	664	527	362	71	163	90	9,555	39,628	150
- Institutional customers	12,198	2,225	2,494	1,244	561	1,096	811	1,156	788	15,664	38,237	—
Portfolio with renegotiated terms	65,507	1,513	828	500	385	317	291	230	321	2,825	72,717	880,208
- Mass-market customers	60,224	1,015	656	498	380	313	289	230	320	2,443	66,368	874,505
- Large customers	1,494	14	13	1	4	4	2	—	—	—	1,532	3,858
- Institutional customers	3,789	484	159	1	1	—	—	—	1	382	4,817	1,845
Total gross portfolio	1,291,426	23,601	15,037	9,869	7,966	7,990	7,075	6,191	7,245	251,324	1,627,724	883,872

APPENDIX 2.2 ESTIMATES OF SALES AND PURCHASES OF ENERGY, POWER AND TOLL

This appendix forms an integral part of these consolidated financial statements.

	12-31-2025		12-31-2024		01-01-2024
	Energy and		Energy and		Energy and
	Capacity	Tolls	Capacity	Tolls	Capacity	Tolls
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
STATEMENT OF FINANCIAL POSITION
Trade and other receivables, current	774,922	105,604	1,297,546	107,853	1,230,244	65,761
Trade and other receivables, non-current	911,224	—	855,454	—	1,106,548	—
Total Estimated Assets	1,686,146	105,604	2,153,000	107,853	2,336,792	65,761
Trade and other payables, current	288,862	32,024	209,649	29,271	113,298	25,279
Trade and other payables, non-current	892,767	—	795,436	—	651,931	—
Total Estimated Liabilities	1,181,629	32,024	1,005,085	29,271	765,229	25,279

	12-31-2025		12-31-2024
	Energy and		Energy and
	Capacity	Tolls	Capacity	Tolls
	ThUS$	ThUS$	ThUS$	ThUS$
STATEMENT OF INCOME
Energy sales	383,539	105,604	1,053,990	113,878
Energy purchases	223,241	31,538	327,620	30,906